Distribution Restrictions - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)	Feb. 06, 2020	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Balance of permitted transfers to parent company	$ 3,625,712	$ 3,667,145		$ 3,389,763
Description of provisions on senior credit facility transfers to Lamar Advertising not subject to additional restrictions	(i) the total debt ratio is less than 7.0 to 1 and (ii) the secured debt ratio does not exceed 4.5 to 1.
Debt ratio	7.0	7.0
Debt ratio related to actual position on senior credit facility	7.0	7.0
Secured debt ratio			3.25
Available cumulative credit	$ 2,376,192	$ 2,417,625
Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Secured debt ratio	4.5	4.5
LAMAR MEDIA CORP [Member] | Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Secured debt ratio	4.5	4.5